Time charter revenues and related contract balances (Tables)	6 Months Ended
Jun. 30, 2022
Time charter revenues and related contract balances
Summary of disaggregated revenue

The following tables summarize the disaggregated revenue of the Partnership by segment for the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$18,882	6,387	—	25,269	(6,387)	$18,882
Time charter service revenues, excluding amortization	18,746	4,007	—	22,753	(4,007)	18,746
Amortization of above market contract intangibles	(687)	—	—	(687)	—	(687)
Amortization of deferred revenue for modifications & drydock	—	683	—	683	(683)	—
Total revenues (3)	$36,941	11,077	—	48,018	(11,077)	$36,941

	Three months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$21,587	6,405	—	27,992	(6,405)	$21,587
Time charter service revenues, excluding amortization	13,796	3,197	—	16,993	(3,197)	13,796
Amortization of above market contract intangibles	(687)	—	—	(687)	—	(687)
Amortization of deferred revenue for modifications & drydock	—	683	—	683	(683)	—
Total revenues (3)	$34,696	10,285	—	44,981	(10,285)	$34,696

	Six months ended June 30, 2022
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$39,811	12,703	—	52,514	(12,703)	$39,811
Time charter service revenues, excluding amortization	33,806	7,642	—	41,447	(7,642)	33,806
Amortization of above market contract intangibles	(1,366)	—	—	(1,366)	—	(1,366)
Amortization of deferred revenue for modifications & drydock	—	1,366	—	1,366	(1,366)	—
Total revenues (3)	$72,251	21,711	—	93,962	(21,711)	$72,251

	Six months ended June 30, 2021
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$43,026	12,740	—	55,766	(12,740)	$43,026
Time charter service revenues, excluding amortization	27,812	6,638	—	34,450	(6,638)	27,812
Amortization of above market contract intangibles	(1,366)	—	—	(1,366)	—	(1,366)
Amortization of deferred revenue for modifications & drydock	—	1,366	—	1,366	(1,366)	—
Total revenues (3)	$69,472	20,744	—	90,216	(20,744)	$69,472
(1)

Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.

(2)	The financing lease revenues comprise about one-fourth of the total lease revenues for the three and six months ended June 30, 2022 and 2021.
(3)

Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

Schedule of consolidated receivables between lease and service components

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Trade receivable for lease	$1,662	$5,260
Trade receivable for time charter services	9,516	5,953
Allowance for expected credit losses	(60)	(60)
Total trade receivable and amounts due from affiliates	$11,118	$11,153

Summary of consolidated contract assets, contract liabilities and refund liabilities to customers

The following tables summarize the consolidated contract assets, contract liabilities and refund liabilities to customers for the six months ended June 30, 2022 and for the year ended December 31, 2021:

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2022	$663	$(3,976)
Additions	194	—
Reduction for receivables recorded	—	—
Balance June 30, 2022	$857	$(3,976)

	Services related
	Contract	Refund liability
(in thousands of U.S. dollars)	asset	to charters
Balance January 1, 2021	$261	$(891)
Additions	402	(2,746)
Reduction for receivables recorded	—	(339)
Balance December 31, 2021	$663	$(3,976)

Summary of direct financing lease

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in financing lease at origination	297,824	297,824
Principal repayment and amortization	(31,093)	(28,440)
Allowance for credit loss	(96)	(96)
Net investment in financing lease at period end	266,635	269,288
Less: Current portion	(5,670)	(5,426)
Long term net investment in financing lease	$260,965	$263,862

Net investment in financing lease consists of:
Financing lease receivable	$218,016	$222,790
Unguaranteed residual value	48,619	46,498
Net investment in financing lease at period end	$266,635	$269,288